Offerings - Offering: 1	Mar. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	7.17
Maximum Aggregate Offering Price	$ 35,850,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,489
Offering Note	Represents shares of common stock, par value $0.001 per share (the “Common Stock”), of N-able, Inc. (the “Registrant”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable pursuant to the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Registrant’s Common Stock. Represents an automatic annual increase provided for in the 2021 Plan.
(2)Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.17, which represents the average of the high and low price per share of the Registrant’s Common Stock on March 10, 2025 as reported on the New York Stock Exchange.